Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) $ in Thousands, ₪ in Millions		Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	May 31, 2012 USD ($)	May 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Jun. 30, 2010 ILS (₪)
Debt Disclosure [Abstract]
Series A Notes		$ 218,466	₪ 440	$ 269,037	$ 24,407	₪ 92	$ 217,420	₪ 807	₪ 1,100
Less – Current maturities		(63,564)		(65,281)
Carrying amount adjustments on Series A Notes	[1]	15,843		22,589
Premium on Series A Notes, net		321		413
Series A Notes, net of current maturities		$ 171,066		$ 226,758

[1]	As a result of fair value hedge accounting, described below and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.